Related Party Balances and Transactions - Additional Information (Detail)					12 Months Ended
	Nov. 23, 2021	Nov. 16, 2021 CAD ($)	Jun. 22, 2020 CAD ($)	Feb. 11, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) shares	Feb. 04, 2022 shares	Oct. 29, 2021	Dec. 31, 2020 $ / shares	Dec. 04, 2020 shares	Aug. 13, 2020 shares	Jun. 17, 2020 shares	Apr. 15, 2019
Disclosure of transactions between related parties [line items]
Borrowings rate of interest								15.49%					68.00%
Cash advances and loans made to related parties					$ 1,250,000
Cash receipts from repayment of advances and loans made to related parties					$ 839,732
Common shares Issued | shares							1,000,000			1	1	16,100,000
Loan To Related Party [Member]
Disclosure of transactions between related parties [line items]
Related party transaction, Interest rate	9.00%
CEO And CRADO [Member]
Disclosure of transactions between related parties [line items]
Class of warrants or rights issued during the period value						$ 287,230
Class of warrants or rights issued during the period shares | shares						165,000
Issuance of units for services,shares | shares						25,001
Issuance of units for services value						$ 166,670
CEO And CRADO [Member] | Warrants Exercise Price One [Member]
Disclosure of transactions between related parties [line items]
Class of warrants or rights exercise price per share | $ / shares									$ 0.3
CEO And CRADO [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Class of warrants or rights exercise price per share | $ / shares									1.51
Class of warrants or rights expiry date						Aug. 13, 2021
CEO And CRADO [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Class of warrants or rights exercise price per share | $ / shares									$ 7.6
Class of warrants or rights expiry date						Dec. 21, 2021
CEO And CRADO [Member] | Loan From Related Party [Member]
Disclosure of transactions between related parties [line items]
Debt instrument face value				$ 1,200,000
Borrowings maturity				May 11, 2021
Proceeds from related party debt				$ 400,000
Repayment of related party debt			$ 400,000
Payment of interest expenses classified as operating activities			$ 11,728
Borrowings rate of interest					0.67%
CEO And CRADO [Member] | Loan From Related Party [Member] | Tranche One [Member]
Disclosure of transactions between related parties [line items]
Debt instrument face value				400,000
CEO And CRADO [Member] | Loan From Related Party [Member] | Tranche Two [Member]
Disclosure of transactions between related parties [line items]
Debt instrument face value				400,000
CEO And CRADO [Member] | Loan From Related Party [Member] | Tranche Three [Member]
Disclosure of transactions between related parties [line items]
Debt instrument face value				$ 400,000
CEO [Member] | Loan To Related Party [Member]
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties		$ 750,000
Cash receipts from repayment of advances and loans made to related parties					$ 750,000
Interest income on loans and receivables					2,772
CRDO [Member] | Loan To Related Party [Member]
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties		$ 500,000
Accrued principal and interest, Payment term	60 days
Cash receipts from repayment of advances and loans made to related parties					89,732
Current interest receivable					$ 5,314